Consolidated statements of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statements of comprehensive income
Net income (loss) for the year	R$ (80,074)	R$ 38,876	R$ 71,055
Other comprehensive income to be reclassified to income (loss) for the year in subsequent periods
Accumulated translation adjustments from operations in foreign currency	3,033	(3,364)	(2,437)
Other comprehensive income, not reclassified into profit or loss for the year in subsequent periods
Post-employment benefit	(117)	63	(146)
Total comprehensive income	R$ (77,158)	R$ 35,575	R$ 68,472